3. Investment Securities Available-For-Sale (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment Securities Available-for-sale Details Narrative
Number of investment securities in a loss	34	83
Investment securities available-for-sale	$ 31,422	$ 39,298
Investment securities market value	31,355	$ 39,325
Proceeds from sales of securities	$ 1,025